Summary of Reconciliation to Statutory Income Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory income tax rate	$ 4,498	$ 3,141	$ 3,502
Increase (decrease) resulting from:
Dividends received	(120)	(120)	(104)
Rate differentials on international operations	(787)	(1,927)	(728)
Other - net	30	58	65
Provision for income taxes - Consolidated Statement of Income	$ 3,621	$ 1,152	$ 2,735
Income taxes at Canadian statutory income tax rate	26.30%	26.40%	26.50%
Dividends received	(0.70%)	(1.00%)	(0.80%)
Rate differentials on international operations	(4.60%)	(16.20%)	(5.50%)
Other - net	0.10%	0.50%	0.50%
Provision for income taxes and effective income tax rate	21.10%	9.70%	20.70%